Document and Entity Information	12 Months Ended
Dec. 31, 2010
Entity Information [Line Items]
Entity Registrant Name	BOYD GAMING CORP
Entity Central Index Key	0000906553
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes